As filed via EDGAR with the Securities and Exchange Commission on July 12, 1999

                                                               File No. 33-84842
                                                                ICA No. 811-8798
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               -----------------

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                         Pre-Effective Amendment No. [ ]

                       Post-Effective Amendment No. 24 [X]
                                       and
                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940 [X]

                                Amendment No. 24

                               -----------------

                             THE BEAR STEARNS FUNDS
                             ----------------------
               (Exact Name of Registrant as Specified in Charter)

                 575 Lexington Avenue, New York, New York 10022
                 ----------------------------------------------
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 272-2000

                                             Copy to:
Stephen A. Bornstein, Esq.                   Jay G. Baris, Esq.
Bear, Stearns & Co., Inc.                    Kramer Levin Naftalis & Frankel LLP
575 Lexington Avenue                         919 Third Avenue
New York, New York 10022                     New York, New York 10022
(Name and Address of Agent for Service)

         Approximate date of proposed public offering: As soon as practicable after this registration statement becomes effective.

It is proposed that this filing will become effective:

|_|  Immediately  upon filing  pursuant to   |X| on July 29, 1999,
     paragraph (b)                               pursuant to paragraph (b)

|_|  60 days after filing pursuant to        |_| on (date) pursuant to
     paragraph (a)(1)                            paragraph (a)(1)

|_|  75 days after filing pursuant to        |_| on (date) pursuant to paragraph
     paragraph (a)(2)                            (a)(2) of rule 485.

If appropriate, check the following box:

|X| this post-effective amendment designates a new effective date for a previously filed post-effective amendment, Post-Effective Amendment No. 23, filed with the Commission on May 12, 1999.

                             THE BEAR STEARNS FUNDS

                              CROSS REFERENCE SHEET
                             Pursuant to Rule 485(a)
                        under the Securities Act of 1933


N-1A
Part A                                                                   Prospectus Caption
------                                                                   ------------------

Item 1.       Front and Back Cover Pages                              Front and Back Cover Pages

Item 2.       Risk/Return Summary:  Investments, Risks and            Risk/Return Summary
              Performance

Item 3.       Risk/Return Summary:  Fee Table                         Risk/Return Summary:  Fees and Expenses

Item 4.       Investment Objectives, Principal Investment             Investments; Risk Factors
              Strategies and Related Risks

Item 5.       Management's Discussion of Fund's Performance           Not applicable

Item 6.       Management, Organization and Capital Structure          Management of the Portfolios

Item 7.       Shareholder Information                                 How the Portfolios Value their Shares; Investing in
                                                                      the Portfolios

Item 8.       Distribution Arrangements                               Investing in the Portfolios; Distribution Fees and
                                                                      Shareholder Servicing Fees

Item 9.       Financial Highlights Information                        Financial Highlights

Part B                                                                Statement of Additional Information Caption
------                                                                -------------------------------------------
Item 10.      Cover Page and Table of Contents                        Cover Page

Item 11.      Fund History                                            Table of Contents

Item 12.      Description of the Fund and its Investments and Risks   Investments and Management Policies

Item 13.      Management of the Fund                                  Investment Objective and Management Policies;
                                                                      Management of the Trust, Appendix

Item 14.      Control Persons and Principal Holders of Securities     Information About the Trust

Item 15.      Investment Advisory and Other Services                  Management Arrangements

Item 16.      Brokerage Allocation and Other Practices                Management Arrangements

Item 17.      Capital Stock and Other Securities                      Information About the Trust

Item 18.      Purchase, Redemption and Pricing of Shares              Management of the Trust; Purchase and Redemption
                                                                      of Shares; Determination of Net Asset Value

Item 19.      Taxation of the Fund                                    Taxes

Item 20.      Underwriters                                            Management Arrangements

Item 21.      Calculation of Performance Data                         Cover Page

Item 22.      Financial Statements                                    Financial Statements

Part C
------

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

The following prospectuses are incorporated by reference to Post-Effective Amendment No. 23 to Registrant's registration statement on Form N-1A, filed with the Securities and Exchange Commission on May 12, 1999:

     1.       Prime Money Market Portfolio -- Class Y shares.

     2. S&P STARS Portfolio, The Insiders Select Fund, Large Cap Value Portfolio, Small Cap Value Portfolio, Focus List Portfolio, Balanced Portfolio and International Equity Portfolio -- Class A, B and C shares.

     3. S&P STARS Portfolio, The Insiders Select Fund, Large Cap Value Portfolio, Small Cap Value Portfolio, Focus List Portfolio, Balanced Portfolio and International Equity Portfolio -- Class Y shares.

In addition, Registrant's statement of additional information is incorporated by reference to Post-Effective Amendment No. 22 to Registrant's registration statement on Form N-1A, filed with the Commission on May 12, 1999.

                             THE BEAR STEARNS FUNDS
                            PART C. OTHER INFORMATION

Item 23. Exhibits
         --------

         EX-99.B1(a)         Agreement and Declaration of Trust. /1/

         EX-99.B1(b)         Amendment  to  Agreement  and  Declaration  of
                             Trust. /1/

         EX-99.B2            By-Laws. /1/

         EX-99.B3            None.

         EX-99.B4(a)         Investment    Advisory    Agreement    between
                             Registrant  and Bear Stearns Asset  Management
                             Inc.  ("BSAM"),  with respect to the Large Cap
                             Value Portfolio, Small Cap Value Portfolio and
                             Income Portfolio. /1/

         Ex-99.B4(b)         Investment    Advisory    Agreement    between
                             Registrant   and  BSAM  with  respect  to  The
                             Insiders Select Fund. /2/.

         Ex-99.B4(c)         Investment    Advisory    Agreement    between
                             Registrant and BSAM, with respect to the Focus
                             List Portfolio. /2/

         Ex-99.B4(d)         Investment    Advisory    Agreement    between
                             Registrant  and BSAM,  with respect to the S&P
                             STARS Portfolio. /2/

         EX-99.B4(e)         Investment    Advisory    Agreement    between
                             Registrant and BSAM, with respect to the Prime
                             Money Market Portfolio. /2/

         EX-99.B4(f)         Investment    Advisory    Agreement    between
                             Registrant and BSAM, with respect to the Balanced Portfolio, High Yield Total Return
                             Portfolio and International  Equity Portfolio. /2/

         EX-99.B4(g)         Sub-Investment Advisory Agreement between BSAM
                             and Marvin & Palmer Associates, Inc., with respect to the International Equity Portfolio. /3/

         EX-99.B5(a)         Distribution  Agreement between Registrant and
                             Bear, Stearns & Co. Inc. /3/

         EX-99.B5(b)         Dealer Agreement. /2/

         EX-99.B6            None.

         EX-99.B7            Custody   Agreements  between  Registrant  and
                             Custodial Trust Company. /1/

         EX-99.B8(a)         Administration  Agreement  between  Registrant
                             and BSAM. /1/

--------
/1/ Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A filed electronically on November 9, 1995, accession number 0000950130-95-002359.

/2/ Incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A filed electronically on May 14, 1999, accession number 0000950130-99-002992.

/3/ Incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A filed electronically on July 28, 1998, accession number 0000922423-98-000722.

         EX-99.B8(b)          Administrative Services Agreement, as amended,
                              between Registrant and PFPC Inc. /1/

         EX-99.B9             Opinion  of Kramer  Levin  Naftalis  & Frankel
                              LLP. /3/

         EX-99.B10            None.

         EX-99.B11            None.

         EX-99.B12            None.

         Ex-99.B13(a)         Amended  and  Restated  Distribution  Plan for
                              Class  A,  B  and  C  shares   of  S&P   STARS
                              Portfolio,  Large Cap Value  Portfolio,  Small
                              Cap Value  Portfolio,  Income  Portfolio,  The
                              Insiders  Select Fund,  Focus List  Portfolio,
                              Balanced  Portfolio,  High Yield Total  Return
                              Portfolio and International  Equity Portfolio. /2/

         Ex-99.B13(b)         Shareholder  Servicing Plan for Class A, B and
                              C shares  of S&P  STARS  Portfolio,  Large Cap
                              Value  Portfolio,  Small Cap Value  Portfolio,
                              Income  Portfolio,  The Insiders  Select Fund,
                              Focus List Portfolio, Balanced Portfolio, High
                              Yield Total Return Portfolio and International
                              Equity Portfolio. /2/

         EX-99.B14            Financial  Data  Schedules for the Prime Money
                              Market Portfolio,  S&P STARS Portfolio,  Large
                              Cap   Value   Portfolio,   Small   Cap   Value
                              Portfolio,  The Insiders  Select  Fund,  Focus
                              List   Portfolio,   Balanced   Portfolio   and
                              International Equity Portfolio.

         EX-99.B15            Rule 18f-3 Plan, as revised. /2/

         Other Exhibits:

         EX-99.A              Certificate of Corporate Secretary. /1/

         EX-99.B              Powers of Attorney of Michael  Minikes,  Peter
                              M. Bren, Alan J. Dixon, John R. McKernan, Jr. and M.B. Oglesby, Jr. /2/

Item 24. Persons Controlled by or Under Common Control with the Trust

         Not Applicable

Item 25. Indemnification

         Reference is made to Article VIII of Registrant's Agreement and Declaration of Trust (filed as an exhibit to Post-Effective Amendment No. 7 filed electronically on November 9, 1995). The application of these provisions is limited by Article 10 of Registrant's By-Laws (filed as Exhibit 2 to Registrant's Post-Effective Amendment No. 7 filed electronically on November 9, 1995, accession number 0000950130-95-002359 and incorporated herein by reference) and by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

         Reference also is made to the Distribution Agreement previously filed as an exhibit to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A filed electronically on July 28, 1998.

Item 26. Business and Other Connections of Investment Adviser

         Registrant is fulfilling the requirement of this Item 26 to provide a list of the officers and directors of BSAM, the investment adviser of Registrant, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by BSAM or those of its officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV filed with the SEC pursuant to the Investment Advisers Act of 1940 by BSAM (SEC File No. 801-29862).

Item 27. Principal Underwriters

         (a) Bear, Stearns & Co. Inc. ("Bear Stearns") acts as principal underwriter or depositor for the following investment companies:

         1.   Bear Stearns Investment Trust -- Emerging Markets Debt Portfolio

         2.   Managed Securities Plus Fund, Inc.

         (b) Set forth below is a list of each executive officer and director of Bear Stearns. All Directors and Executive Officers are also Senior Managing Directors. The principal business address of each such person is 245 Park Avenue, New York, New York 10167, except as set forth below.

Name                               Positions and Offices with Bear Stearns
----                               ---------------------------------------
Directors
---------
Alan C. Greenberg                  Chairman of the Board/ Chairman of the
                                   Executive Committee
E. John Rosenwald Jr.              Vice Chairman
Michael L. Tarnopol                Vice Chairman
James E. Cayne                     President/Chief Executive Officer
Mark E. Lehman                     Vice Chairman
Alan D. Schwartz                   Executive Vice President
William J. Montgoris               Chief Operating Officer
Warren J. Spector                  Executive Vice President
Michael Minikes*                   Treasurer
Samuel L. Molinaro Jr.             Chief Financial Officer/Senior Vice President
                                   - Finance
Denis A. Bovin
Peter D. Cherasia
Ralph R. Cioffi
Barry J. Cohen
Wendy L. de Monchaux
Bruce E. Geismar
Richard Harriton
Daniel L. Keating
John Knight
David A. Liebowitz

----------
*    Mr. Minikes is also Chairman of the Board of Trustees of Registrant.

Bruce M. Lisman
Roland N. Livney
Jeffrey Mayer
Gary M. McLoughlin
Donald R. Mullen Jr.
Fares D. Noujaim
Craig M. Overlander
Stephen E. Raphael
Richard B. Sachs
David M. Solomon
Robert M. Steinberg
Donald W. Tang
Michael J. Urfirer
Eli Wachtel
Michael Winchell
Uzi Zucker
John H. Slade                      Director Emeritus



Name                            Positions and Offices with Bear Stearns
----                            ---------------------------------------
Executive Officers
------------------
Alan C. Greenberg               Chairman of the Board/ Chairman of the Executive
                                Committee
James E. Cayne                  Chief Executive Officer/President
William J. Montgoris            Chief Operating Officer
Mark E. Lehman                  Executive Vice President/ General Counsel/
                                Chief Legal Officer
Alan D. Schwartz                Executive Vice President
Warren J. Spector               Executive Vice President
Kenneth L. Edlow                Secretary
Michael Minikes *               Treasurer
Michael J. Abatemarco  **       Controller/Assistant Secretary
Samuel L. Molinaro, Jr.         Chief Financial Officer/ Senior Vice President
                                - Finance
Frederick B. Casey              Assistant Treasurer
Stephen A. Bornstein +          Assistant Secretary

Item 28.     Location of Accounts and Records

         1.  Bear Stearns Funds Management Inc.
             575 Lexington Avenue
             New York, New York  10022
             (records relating to operations of Registrant)

         2.  The Bear Stearns Funds
             575 Lexington Avenue
             New York, New York  10022
             (records relating to Registrant)

         3.  Bear Stearns Asset Management Inc.
             575 Lexington Avenue
             New York, New York  10022
             (advisory records)

----------
** Mr. Abatemarco's principal business address is 1 Metrotech Center North, Brooklyn, New York 11201-3859.

+  Mr. Bornstein is also Secretary of Registrant.

         4.  Custodial Trust Company
             101 Carnegie Center
             Princeton, New Jersey  08540
             (records of the Trust and BSAM)

         5.  PFPC Inc.
             Bellevue Corporate Center
             400 Bellevue Parkway
             Wilmington, Delaware  19809
             (certain accounting, financial and shareholder records)

         6.  Marvin & Palmer Associates
             1201 North Market Street, Suite 2300
             Wilmington, Delaware  19801-2545
             (records relating to its function as sub-investment adviser for the International Equity Portfolio)

Item 29.     Management Services
         Not Applicable

Item 30. Undertakings

         None.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act and the Investment Company Act, Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this post-effective amendment to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 12th day of July, 1999.

                             THE BEAR STEARNS FUNDS
                                  (Registrant)


                             By: /s/ Doni L. Fordyce
                                 -----------------------
                                     Doni L. Fordyce
                                     President

         Pursuant to the requirements of the Securities Act, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                  Title                                 Date
---------                  -----                                 ----

/s/ Doni L. Fordyce
-------------------
   Doni L. Fordyce         President (Principal Executive        July 12, 1999
-------------------        Officer)

/s/ Frank J. Maresca

   Frank J. Maresca        Vice President and Treasurer          July 12, 1999
                           (Principal Financial and
                           Accounting Officer)
/s/ _____________*
   Peter M. Bren           Trustee                               July 12, 1999
/s/ _____________*
   Alan J. Dixon           Trustee                               July 12, 1999
/s/ _____________*
   John R. McKernan, Jr.   Trustee                               July 12, 1999
/s/ _____________*
   M.B. Oglesby, Jr.       Trustee                               July 12, 1999
/s/ _____________*
   Michael Minikes         Trustee                               July 12, 1999


* By: /s/ Frank J. Maresca
     Frank J. Maresca,
     Attorney-in-Fact, July 12, 1999

                             THE BEAR STEARNS FUNDS

                                INDEX TO EXHIBITS


EX-99.B14         Financial Data Schedules for the Prime Money Market Portfolio,
                  S&P STARS  Portfolio,  Large Cap  Value  Portfolio,  Small Cap
                  Value   Portfolio,   The  Insiders  Select  Fund,  Focus  List
                  Portfolio,   Balanced   Portfolio  and  International   Equity
                  Portfolio.